As filed with the Securities and Exchange Commission on April 30, 2013

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

POST-EFFECTIVE AMENDMENT NO. 49

/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 52

/X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective on May 1, 2013,

pursuant to paragraph (b) of Rule 485.

FAM Funds

P R O S P E C T U S

FAM VALUE FUND

FAMVX

FAM EQUITY-INCOME FUND

FAMEX

FAM SMALL CAP FUND

FAMFX

M a y   1 ,   2 0 1 3

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section

FAM Value Fund

3

FAM Equity-Income Fund

6

FAM Small Cap Fund

9

More About Investment Objectives, Principal Investment

   Strategies, and Risks

More About Investment Objectives

13

More About Principal Investment Strategies

13

More About Other Investment Strategies

13

More About Principal Risks

14

Fund Management

The Investment Advisor

15

Portfolio Managers

15

Shareholder Information

Pricing Fund Shares

17

Householding of Shareholder Mailings

17

Purchasing and Adding to Your Shares

17

Important Information About Procedures

for Opening an Account

17

Account Minimums

18

Automatic Investment Plan

18

Wire Instructions

18

IRA and Retirement Accounts

19

Purchases Through Selected Dealers

19

Payments to Third Parties by the Advisor

20

Instructions for Redemption of Shares

20

Definition of Good Order

20

Signature Guarantees

21

Systematic Withdrawal Plan

21

Information on Distributions and Taxes

21

Tax Information

22

Financial Highlights

FAM Value Fund

24

FAM Equity-Income Fund

25

FAM Small Cap Fund

26

To Obtain Additional Information

27

FAM Value Fund

Summary Section

Investment Objective:  FAM Value Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other Expenses

0.21%

Acquired Fund Fee and Expenses

0.01%

Total Annual Fund Operating Expenses

1.22%

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3-Year

5-Year

10-Year

$124

$387

$670

$1,477

PortfolioTurnover: TheFundpaystransactioncosts,suchascommissions,whenitbuysandsellssecurities(or"turnsover" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fundshares areheld ina taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 4.41% of the average value of its portfolio.

Principal Investment Strategies:   Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential.  After identifying a company whose securities are determined to have a favorable price-to-

earningsrelationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

FAM Value Fund

Summary Section

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.  The Fund may invest in the securities of issuers of all sizes and market capitalizations.  The Fund may also invest in the securities of both domestic and foreign issuers.

Principal Risks:

• Stock Market Risk -  the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Annual Total Return:  The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Investor Class shares performance since 2003.  The table shows how Investor Class shares' average annual returns   (before and after taxes ) for the one year, five year and ten year periods compared to those of the Russell 2000 Index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website www.famfunds.com.

Return for the Year Ended December 31

2003

24.98%

2004

16.86%

2005

5.56%

Best Quarter (ended 12/31/11):

13.34%

2006

8.73%

Worst Quarter (ended 12/31/08):

2007

-0.79%

-20.68%

2008

-28.68%

2009

22.18%

2010

17.02%

2011

-0.41%

2012

11.39%

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the periods ending December 31, 2012)

1 YEAR

5 YEARS

10 YEARS

Return before taxes

11.39%

2.50%

6.52%

Return after taxes on distributions

10.86%

2.30%

6.02%

Return after taxes on distributions and sale of fund shares

7.96%

2.08%

5.59%

Russell 2000 Index

16.35%

3.56%

9.72%

FAM Value Fund

Summary Section

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown.  The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:  Thomas O. Putnam, Chairman and John D. Fox, CFA of Fenimore Asset Management, Inc.  Mr. Putnam has managed the Fund since 1987.  Mr. Fox has co-managed the Fund since 2000.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account.  The minimum subsequent investment is $50.  You may redeem shares by mail or fax (518.234.7793). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation" on page 12.

5

FAM Equity-Income Fund

Summary Section

Investment Objective:  FAM Equity-Income Fund's investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.  The Fund distributes its income on a quarterly basis.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other Expenses

0.31%

Acquired Fund Fees and Expenses

0.01%

Total Annual Fund Operating Expenses

1.32%

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3-Year

5-Year

10-Year

$134

$418

$723

$1,590

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 43.1% of the average value of its portfolio.

Principal Investment Strategies:  Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential.  After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

FAM Equity-Income Fund

Investor Share Class

Summary Section

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.  The Fund may invest in the securities of issuers of all sizes and market capitalizations.  The Fund may also invest in the securities of both domestic and foreign issuers.

Principal Risks:

• Stock Market Risk -  the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Annual Total Return:  The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Investor Share Class performance since 2003.  The table shows how Investor Class shares' average annual returns (before and after taxes ) for the of one year, five year and ten year periods compared to those of the Russell 2000 Index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website www.famfunds.com.

Return for the Year Ended December 31

2003

20.30%

2004

14.04%

2005

5.75%

Best Quarter (ended 6/30/09):

2006

6.57%

16.68%

2007

-3.64%

Worst Quarter (ended 12/31/08):

-21.88%

2008

-29.04%

2009

21.43%

2010

17.47%

2011

6.79%

2012

11.02%

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the periods ending December 31, 2012)

I N V E S T O R   C L A S S

1 YEAR

5 YEARS

10 YEARS

Return before taxes

11.02%

3.71%

5.98%

Return after taxes on distributions

9.17%

2.92%

5.15%

Return after taxes on distributions and sale of fund share     7.91%

2.76%

4.85%

Russell 2000 Index

16.35%

3.56%

9.72%

FAM Equity-Income Fund

Summary Section

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown.  The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements  such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:  Thomas O. Putnam, Chairman and Paul C. Hogan, CFA of Fenimore Asset Management,Inc. Mr. Putnam and Mr. Hogan have co-managed the Fund since the Fund's inception in 1996.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account.  The minimum subsequent investment is $50.  You may redeem shares by mail or fax (518.234.7793).

Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermidiary Compensation" on page 12.

FAM Small Cap Fund

Summary Section

Investment Objective:  FAM Small Cap Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

AN N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other expenses

1.79%

Acquired Fund Fee and Expenses

0.02%

Total annual fund operating expenses

2.81%

Fee waiver and/or expense reimbursement1

1.33%

Total Annual Fund Operating Expenses after Waiver

and/or Reimbursement1

1.48%

1Fenimore Asset Management (FAM) has entered into a contractual agreement with FAM Small Cap Fund to limit the total operating expenses of the Fund's Investor Class shares to 1.50% of its average daily net assets through May 1, 2015.  This expense limitation agreement may only be amended by the Fund's Board of Trustees.

Expense Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE

1-Year

3- Year

5-Year

10-Year

$151

$611

$1,240

$2,937

FAM Small Cap Fund

Summary Section

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 7.59% (Not Annualized) of the average value of its portfolio.

Principal Investment Strategies: Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings, cash flow and/or book value, and Fenimore's opinion as to its future potential.  After identifying a company whose securities are determined to have a favorablevaluation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies.  The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund may invest in the securities of both domestic and foreign issuers.  The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks:

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Non-diversification Risk – the Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

• StockMarketRisk -the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Annual Total Return:   Because the Fund has not yet completed a full calendar year of investment operations, annual total return information is not available and is therefore not presented.

FAM Small Cap Fund

Summary Section

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:   Thomas O. Putnam, Chairman and Marc D. Roberts, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund.  Mr. Putnam  and Mr. Roberts have managed the Fund since the Fund's inception in 2012.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $5000 for a regular account and $2000 for an  individual  retirement  account.   The  minimum  subsequent  investment  is  $50.   You  may  redeem  shares  by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information;

Financial Intermediary Compensation

Summary Section

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment.  Ask your salesperson or visit your financial intermediary's Web site for more information.

More About Investment Objectives,

Principal Investment Strategies, and Risks

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital.

FAM Equity-Income Fund seeks to provide current income as well as long-term net capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. The Fund distributes its net income on a quarterly basis.

FAM Small Cap Fund seeks to maximize long-term return on capital.  The Fund is a non-diversified fund.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund’s shareholders.

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis provides the foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

FAM Value Fund.  Under normal market conditions the FAM Value Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

FAM Equity-Income Fund.  Under normal market conditions the FAM Equity-Income Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.  The Fund invests primarily in income-producing stocks that pay dividends.

FAM Small Cap Fund.  Under normal market conditions, the FAM Small Cap Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies. The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund may invest in the securities of both domestic and foreign issuers.  The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.  Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

More About Other Investment Strategies

For temporary defensive purposes, the Funds may invest all of their assets in investment grade fixed-income securities. Generally, the Funds intend to invest in fixed-income securities when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-income securities are considered a good alternative. During such temporary periods the Funds might not achieve their stated investment objectives.

More About Investment Objectives,

Principal Investment Strategies, and Risks

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the  Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in securities of issuers that do not have quoted markets. In addition, the Funds may invest in the shares of other investment companies and they may also invest in the common stocks of real estate investment trusts.  However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology.

Additional information concerning these investment techniques, including their risks, are set forth in the Funds’ Statement of Additional Information.

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuate in response to the activities of individual companies and general stock market andshort or extended periods of time. Stocks are more volatile and riskier than some other forms ofeconomic conditions. Stock prices may decline over investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Funds' investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Market Risk.  The value of your investment will go up and down, which means that you could lose money. You should consider an investment in the FAM Funds as a long-term investment.

Non-diversification Risk.  The FAM Small Cap Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.  The Fund will be subject to certain diversification requirements that are imposed on mutual funds for federal income tax purposes and it will be required to comply with these tax diverification requirements on a quarterly basis.

Foreign Investment Risk.  The Funds may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Management

The Investment Advisor

The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., ("Fenimore" or the "Advisor"), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore’s principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore’s investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., each Fund’s shareholder servicing agent and Fenimore Securities, Inc., each Fund’s principal underwriter.

Portfolio Managers

Mr. Putnam co-manages each of the Funds.  The co-managers share equally in the day-to-day management of each respective Fund’s investment portfolio.

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam. Mr. Fox is employed by Fenimore as an Investment Research Analyst and has been actively involved in research activities since he joined the firm in 1996.

Paul C. Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr. Putnam. Mr. Hogan is also employed by Fenimore as an Investment Research Analyst and has been actively involved in investment research activities since he joined the firm in 1991.

Marc D. Roberts, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam.  Mr. Roberts is employed by Fenimore as an Investment Research Analyst and has been actively involved in research activities since he joined the firm in 2007.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

Fund Management

As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 1% per annum of the average daily market value of its net assets. Fenimore has entered into contractual expense limitation agreements with FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund pursuant to which it has agreed to limit the total operating expenses (excluding acquired fund fees and expenses and certain other expenses) of each Fund’s shares to 1.28%, 1.40% and 1.50% respectively, through May 1, 2014. These expense limitation agreements may only be amended by the Funds’ Board of Trustees.  A discussion regarding the basis for the Trustees’ approval of each investment advisory contract is available in the Funds’ Annual Report to Shareholders dated December 31, 2012.

FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

Shareholder Information

Pricing Fund Shares

The share price (also called “Net Asset Value” or "NAV" per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in a Fund’s portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.

Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate Fund. FAM reserves the right to refuse third party checks and any "bank starter check." Please be sure to provide your Social Security or taxpayer identification number. Foreign checks and cash will not be accepted. Any applications received not following the above guidelines will be returned. The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM.  All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

Important Information About Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

Shareholder Information

What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.

Account Minimums

To  begin  an  investment  in  FAM  Funds  the  following  minimum  initial  investments  must be met.  All  subsequent  investments  to  an  existing  account  require  a  minimum  of  $50.

MINIMUM INITIAL INVESTMENTS

FAM VALUE

FAM EQUITY-INCOME

FAM SMALL CAP

FUND

FUND

FUND

To open a new account

$500

$500

$5000

To open a new retirement account IRA, Roth IRA, SEP,

SIMPLE IRA, 403(b)(7), Coverdell ESA or Individual (k)

$100

$100

$2000

To open a Uniform Transfer to Minors (UTMA) or

Uniform Gift to Minors (UGMA)

$500

$500

$5000

To open a new account through our Automatic

$500

$2000

Investment Program*

$500

*FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month.

Automatic Investment Plan

FAM Funds offers an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder’s Fund account in case of returned items. NOTE: Individual Retirement Account (IRA) contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the Fund.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 p.m. Eastern Time in order for the purchase to be made that same business day.

Shareholder Information

W I R E   I N S T R U C T I O N S

ABA 042 000 013

US Bank

DDA 821601499

FAM Funds

For Further Credit (shareholder name, account number and Fund name)

If you wish to wire funds to an existing account, please use the same instructions listed above.

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs, the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares. U.S. Bank is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE IRAs, 403(b)(7) Plans, Coverdell ESAs  and Individual 401(k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor’s own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual 401(k) Plan to another custodian or in the event of a mandatory distribution.

Purchases Through Selected Dealers

Certain Selected Dealers may affect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.

Shareholder Information

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds (“revenue sharing”).  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, mutual fund “supermarket” platforms and other formal sales programs, or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds.  Revenue sharing payments are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Funds or any record keeping or sub-transfer agency fees payable by the Funds.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043. For further information on redemption requests call FAM Shareholder Services at (800) 932-3271. FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

1.    The Fund account number, name, and Social Security or Tax I.D. number.

2.    The amount of the transaction (specified in dollars or shares).

3.    Signatures of all owners exactly as they are registered on the account.

4.    Signature guarantees are required if: the value of shares being redeemed exceeds $50,000; payment is to be sent to an address other than the address of record; payment is to be made payable to a payee other than the shareholder; there has been an address change in the last 30 days. Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement.

5.    Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders requesting redemption proceeds to be wired from FAM will incur a $10 wire fee for domestic wires. Shareholders may also elect to have their proceeds sent by ACH (Automatic Clearing House) directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

Shareholder Information

FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from “eligible guarantor institutions.”

Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; (4) institutions that participate in the Securities Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

  •    the value of shares being redeemed exceeds $50,000 per fund

 •    payment is requested payable to a payee other than the shareholder of record

 •    payment is to be sent to an address other than the address of record

 •    an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

2. Transferring of Ownership and/or Account Name Changes

Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.

Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Shareholder Information

Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM. The request must be in written form acceptable to FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December.

The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Tax Information

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

You will be notified by February 15th each year, through our “Supplementary Tax Information” flyer, about the federal tax status of distributions made the previous year.

The Funds are required to withhold currently at a rate of 28% on taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

Shareholder Information

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.

FAM Funds reports cost basis for all covered shares to both you and the IRS.  When filing your tax return you will be required to use the cost basis reported on your Form 1099-B for your covered shares.  FAM Funds has chosen the Average Cost method as its default cost account method.

Frequent Trading Policy.  The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Disclosure of Fund Portfolio Holdings.  On a quarterly basis, the Funds disclose on their website, www.famfunds.com, each Fund’s entire portfolio holdings and certain additional information regarding their portfolios (e.g., Top Ten holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

Financial Highlights

The financial highlights provide information about each Fund’s financial history and are expressed in one share financial statements which are included in its aoutstanding throughout  each  fiscal  year.  Each  table  is  part  of  the annnual report and are incorporated herein by reference from the Statement of Additional Information, which is available upon request. The total returns in the table represent the rate that an Investor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains.  This information has been audited by BBD, LLP the Funds' independent registered public accounting firm, whose report on the Funds' financial statements is included in the Funds' annual report which is available upon request.

FAM Value Fund

Years Ended December 31

Per share information

2012

2011

2010

2009

2008

(For a share outstanding throughout the year)

Net asset value, beginning of year

$45.15

$45.34

$39.32

$32.22

$45.42

Income/Loss from investment operations:

Net investment income/(loss)†

0.06

(0.04)

0.09

0.05

0.18

Net realized and unrealized

gain/(loss) on investments

5.07

(0.15)

6.61

7.10

(13.21)

Total from investment operations

5.13

(0.19)

6.70

7.15

(13.03)

Less distributions:

Dividends from net investment income

(0.07)

—*

(0.09)

(0.05)

(0.17)

Distributions from net realized gains

(1.32)

—*

(0.59)

—

—*

Return of capital

(0.01)

—

—

—

—*

Total distributions

(1.40)

—*

(0.68)

(0.05)

(0.17)

Change in net asset value for the year

3.73

(0.19)

6.02

7.10

(13.20)

Net asset value, end of year

$48.88

$45.15

$45.34

$39.32

$32.22

Total Return

11.39%

(0.41)%

17.02%

22.18%      (28.68)%

Ratios/supplemental data

Net assets, end of year (000)

$731,983

$698,546       $737,211     $659,621      $592,504

Ratios to average net assets of:

Expenses

1.21%

1.22%

1.23%

1.26%

1.24%

Net investment income/(loss)

0.13%

(0.10)%

0.21%

0.14%

0.44%

Portfolio turnover rate

4.41%

7.78%

5.08%

7.55%

12.60%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

Financial Highlights

FAM Equity-Income Fund

Years Ended December 31

Per share information

(For a share outstanding throughout the year)

2012

2011

2010

2009

2008

Net asset value, beginning of year

$19.39

$18.43

$16.02

$13.34

$19.09

Income/Loss from investment operations:

Net investment income†

0.24

0.29

0.36

0.17

0.23

Net realized and unrealized

gain/(loss) on investments

1.88

0.95

2.41

2.68

(5.73)

Total from investment operations

2.12

1.24

2.77

2.85

(5.50)

Less distributions:

Dividends from net investment income

(0.26)

(0.28)

(0.36)

(0.17)

(0.23)

Distributions from net realized gains

(1.14)

—

—

—

—*

Return of capital

(0.03)

—

—

—

(0.02)

Total distributions

(1.43)

(0.28)

(0.36)

(0.17)

(0.25)

Change in net asset value for the year

0.69

0.96

2.41

2.68

(5.75)

Net asset value, end of year

$20.08

$19.39

$18.43

$16.02

$13.34

Total Return

11.02%

6.79%

17.47%

21.43%     (29.04)%

Ratios/supplemental data

Net assets, end of year (000)

$112,940

$125,832

$85,824

$76,096

$68,096

Ratios to average net assets of:

Before waivers:

Expenses

1.31%

1.40%

1.41%

1.47%

1.41%

Net investment income

1.17%

1.57%

2.10%

1.11%

1.33%

After waivers:

Expenses

1.31%

1.40%

1.40%

1.40%

1.40%

Net investment income

1.17%

1.57%

2.11%

1.18%

1.34%

Portfolio turnover rate

43.1%

17.96%

13.38%

10.51%

17.58%

† Based on average shares outstanding.

* Per share amount is less than $0.005.

Financial Highlights

FAM Small Cap Fund*

Period Ended

December 31,

Per share information

2012

(For a share outstanding throughout the period)

Net asset value, beginning of period

$10.00

Income/Loss from investment operations:

Net investment loss†

(0.04)

Net realized and unrealized

gain on investments

1.07

Total from investment operations

1.03

Less distributions:

Dividends from net investment income

—

Distributions from net realized gains

—

Return of capital

—

Total distributions

—

Change in net asset value for the period

1.03

Net asset value, end of period

$11.03

Total Return

10.30%**(a)

Ratios/supplemental data

Net assets, end of year (000)

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

2.79%***

Net investment income/(loss)

(1.89)%***

After waivers:

Expenses

1.46%***

Net investment income/(loss)

(0.56)%***

Portfolio turnover rate

7.59%**

† Based on average shares outstanding.

* Small Cap Fund inception 3/1/12

** Not Annualized

*** Annualized

(a) Total return includes the effect of a voluntary contribution by the Advisor of $5,649.  Absent this contribution, total return would have been 10.26%.

To Obtain Additional Information

If you would like additional information about the Funds, would like to obtain additional copies of the Funds’ Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about any of the Funds, free reports on the Funds are available upon request and inquiries may be directed to:

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY 12043

(800) 932-3271

www.famfunds.com

Shareholder Reports

Each Fund’s Annual Report and Semi-Annual Report contains additional information about the Fund’s investments. The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain Fund performance informa-

tion, financial statements and portfolio holdings information.

Statement of Additional Information

The SAI contains more comprehensive information on the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC’s public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission

Washington, DC 20549-0102

(202) 551-8090 or (800) SEC-0330

www.sec.gov

Investment Company

Act File No. 811-4750

27

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FAMVX

FAM EQUITY-INCOME FUND

FAMEX

FAM SMALL CAP FUND

FAMFX

Dated:  May 1, 2013

_______________________________________

384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.famfunds.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM FUNDS currently offer three open-end mutual funds, FAM Value Fund, FAM Equity-Income Fund and

FAM Small Cap Fund.  Each of the funds is a separate investment series of Fenimore Asset Management Trust (the

“Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the

Prospectus for the Investor Class shares of the Funds dated the same date.  A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above.  The financial statements for the

Funds are incorporated by reference into this Statement of Additional Information in their entirety.

FAM Funds — Statement of Additional Information

Table of Contents

Investment Objective and Policies

1

Additional Investment Techniques and Related Risks

2

Investment Restrictions

3

History and  Background of Investment Advisor

3

  Board of Trustees and Officers

6

Proxy Voting

12

Control Persons and Principal Security Holders

13

Principal Underwriter

14

Other Service Providers

14

Information About the Trust

14

Brokerage Allocations

14

Net Asset Value Calculation.

15

Performance Information

15

Financial Statements

17

Certain Federal Income Tax Considerations

17

Tax Status of the Funds

17

Funds Investments

18

Distributions

18

Dispositions

19

Foreign Shareholders

19

Disclosure of Fund Portfolio Holdings

20

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY   12043

FAM Funds — Statement of Additional Information

INVESTMENT OBJECTIVE AND POLICIES

FAM Value Fund has an investment objective to maximize long term return on capital. FAM Equity-Income Fund has an investment objective of providing current income as well as long term capital appreciation by investing primar-

ily (at least 80% of its total assets) in income-producing equity securities that pay dividends.  FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.  The Small Cap Fund is a non-diversified fund.  Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies.  The Small Cap Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Small

Cap Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.  Normally, the Funds’ investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Feni-

more” or “FAM”), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.  Generally, under normal market conditions, the Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole,

based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s abil-

ity prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company,

conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjec-

tive in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon.

Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determi-

nation, feels that the recognition of true business worth has not yet been attained in the stock’s current market quota-

tion. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objec-

tives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discon-

tinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collec-

1

FAM Funds — Statement of Additional Information

tive wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing share-

holder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objec-

tives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax

Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of

FAM Funds for these reasons.

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as de-

scribed in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of each Fund’s principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to bor-

row, the volatility of the Funds’ net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  To the extent that the Funds do invest in the shares of other investment compa-

nies, they will incur additional expenses due to the duplication of fees and expenses as a result of investing in other investment vehicles.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collat-

eral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the

Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transac-

2

FAM Funds — Statement of Additional Information

tions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateral-

ized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of

1940. Accordingly, no FAM Fund will:

(A)

Invest in the purchase and sale of real estate.

(B)

Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)

Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)

Maintain  margin  accounts,  will  not  purchase  its  investments  on  credit  or  margin,  and  will  not  leverage  its investments, except for normal transaction obligations during settlement periods.

(E)

Underwrite  or  deal  in  offerings  of  securities  of  other  issuers  as  a  sponsor  or  underwriter  in  any  way.  (Note:

The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(F)

Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)

Issue  senior  securities,  except  to  the  extent  permitted  by  the  Investment  Company Act  of  1940,  by  SEC  ex-

emptive order, or by the Commission.

FAM Value Fund and FAM Equity Income Fund will not:

(A)

Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of pur-

chase. This restriction shall not be applicable for investments in U.S. government or agency securities.

(B)

Invest  more  than  25%  of  its  assets  valued  at  the  time  of  purchase  in  any  one  industry  or  similar  groups  of industries, except U.S. government securities.

3

FAM Funds — Statement of Additional Information

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc.  The company is a New York cor-

poration registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commis-

sion.  Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Funds.  Fenimore was incorporated November 20, 1974, and has been continu-

ously offering investment advisory services since the date of its formation under the direction and controlof

Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans,

corporations, and non-profit organizations generally located in the service area that includes the continental

U.S.  Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore’s investment man-

agement and research activities. Mr. Putnam completed his undergraduate studies at the University of Roch-

ester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968.

John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as an Investment Research

Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income Fund, is also employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment research activities since

1991. Marc D. Roberts, CFA, co-manager of the FAM Small Cap Fund, is employed by Fenimore as an

Investment Research Analyst.  He has been actively involved in investment and portfolio management and research activites since 2007.  Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is  Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past

5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are,

thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Feni-

more, as investment advisor to the Funds, renders such services under contract that provides for payment to

Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds’ net as-

sets, which rate is consistent with that being charged by Fenimore to manage its other client accounts. This contract is subject to the approval annually by the Funds’ Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

4

FAM Funds — Statement of Additional Information

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2012

DECEMBER 31, 2011

DECEMBER 31, 2010

$7,394,978

$7,279,908

$6,853,500

With respect to FAM Equity-Income Fund, the total investment advisory fees paid by FAM Equity-Income

Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2012

DECEMBER 31, 2011

DECEMBER 31, 2010

$1,355,510

$909,935

$813,495

With respect to FAM Small Cap Fund, the total investment advisory fees paid by FAM Small Cap Fund to

 Fenimore during the last fiscal year (before and after waivers) is as follows:

FISCAL YEAR ENDED

DECEMBER 31, 2012

$104,225 (before waivers)

$

0 (after waivers)

Each Fund is responsible for the costs of its own operation which include the fees of independent accoun-

  tants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses.  Expenses of “Interested Trustees” shall always remain the responsibility of the investment advisor.  All employees of the investment advisor who perform duties for the Funds shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automati-

cally terminated.

Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Equity-Income Fund.  Thomas O. Put-

nam and John D. Fox are co-managers of the FAM Value Fund. Thomas O. Putnam and Marc D. Roberts are

co-managers of the FAM Small Cap Fund.  The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2012:

Other

Registered

Other Pooled

Investment      Assets

Investment

Assets

Assets

Total Assets

Portfolio

Company

managed

Vehicle

Managed

Other

Managed

Managed*

Manager

Accounts

($ millions)

Accounts

($ millions)

Accounts     ($ millions)

($ millions)

Thomas O. Putnam     None

$0

1

$15.6

0

$0

$15.6

Paul C. Hogan

None

$0

1

$15.6

0

$0

$15.6

John D. Fox

None

$0

1

$15.6

1

$.7

$16.3

Marc D. Roberts

None

$0

1

$15.6

0

$0

$15.6

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective man-

ager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients.

While the managers do not manage other registered investment companies, they do manage separate ac-

counts (i.e., accounts managed on behalf of individuals for public or private institutions).  Portfolio man-

agers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

5

FAM Funds — Statement of Additional Information

The management of multiple accounts may result in a portfolio manager devoting unequal time and atten-

tion to the management of each account.  Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Adviser seeks to man-

age competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a par-

ticular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incen-

tives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggre-

gating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be al-

located to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm.  Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period.  The portfolio managers’ com-

pensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2012 is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager

FAM Equity-Income Fund

FAM Value Fund

FAM Small Cap Fund

Thomas O. Putnam

Over $1,000,000

Over $1,000,000

Over $1,000,000

Paul C. Hogan

$500,001 - $1,000,000

$500,001 - $1,000,000      $50,001 - $100,000

John D. Fox

$100,001 - $500,000

$500,001 - $1,000,000      $50,001 - $100,000

Marc D. Roberts

$10,001 - $50,000

$10,000 - $50,000

$0 - $10,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2012, the Board met five times.

6

FAM Funds — Statement of Additional Information

Board Leadership Structure.  Mr. John McCormack, who is an Independent Trustee, serves as the Chairman of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the

Board, management and legal counsel to the Funds.  The Chairman may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Dec-

laration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  The Board has designated a number of standing committees, as further discussed below,

each of which has a Chairman.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsi-

bilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications.  There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each

Trustee represent a diversity of experiences and skills.  In addition to the table below, the following is a brief dis-

cussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Fred “Chico” Lager – As the former President and Chief Executive Officer of a publicly traded company, Mr.

Lager has extensive experience and background in corporate and financial matters and has been designated as one of the Board’s three financial experts on its Audit Committee.  He also has experience as a director of several public and privately held companies.  In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

John McCormack – As a former executive with a large financial services, retirement planning and insurance organization for which he oversaw the development and operation of a family of mutual funds, Mr. McCormack has extensive experience and background with the management and operation of mutual funds and their service providers.  In addition, he also has had long-standing service as a member of the Board of Trustees.

Barbara Weidlich – As the former president of the National Investment Company Service Association (“NICSA”),

the trade association serving the operations sector of the mutual fund industry, and a former executive with a fund services company, Ms. Weidlich has extensive experience and background dealing with the management and op-

eration of investment companies and their service providers.  In addition, she also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters.  Mr. McCoy  has also been designated as one of the Board’s three financial experts on its Audit Commit-

tee, of which he is the Chairman.  In addition, he also has had long-standing service as a memeber of the Board of

Trustees.

7

FAM Funds — Statement of Additional Information

Paul Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an au-

ditor and business advisor to mutual funds and related service companies, as well as, other financial services companies.  Mr. Keller has also been designated as one of the Board’s three financial experts on its Audit

Committee.

Donald J. Boteler - As former executive with the Investment Company Institute, the trade association for the investment company industry, Mr. Boteler has extensive experience and background in operations, account-

ing, compliance, and continuing education while working with investment companies.  Mr. Boetler joined the Board of Trustees in 2012.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with

Fenimore Asset Management, Inc., the investment adviser to the Funds, Mr. Putnam has extensive experi-

ence and background in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board.  He also has had long-standing service as a Trustee of the Board.

8

FAM Funds — Statement of Additional Information

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Position(s) Held    Principal

Number of

Other

Name,

With Fund and

Occupation(s)

Portfolios in

Director-

Address, and

Length of Time      During Past

Fund Complex*     ships

Age

Served†

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

INDEPENDENT

TRUSTEES**

Fred “Chico” Lager

Trustee since

Business Consultant;

3

None

384 North Grand St.

1996

Retired President & CEO of

Cobleskill, NY 12043

Ben & Jerry’s Homemade, Inc.

Age:  58

John McCormack

Trustee since

Retired Group President,

3

None

384 North Grand St.

2004

TIAA-Cref Enterprises

Cobleskill, NY 12043

Age:  68

Barbara Weidlich

Trustee since

Retired President, National In-

3

None

384 North Grand St.

2004

vestment Company Service

Cobleskill, NY 12043

Association; Managing Director-

Age:  69

DEXIA BIL Fund Services,

Dublin, Ireland

Kevin J. McCoy, CPA    Trustee since

Principal, Marvin and Company,     3

None

384 North Grand St

March 2007

P.C., certified public accounting

Cobleskill, NY  12043

firm

Age:   60

Paul Keller, CPA

Trustee since

Retired Partner,

3

None

384 North Grand St

August 2010

PricewaterhouseCoopers, LLP

Cobleskill, NY  12043

Age:  58

Donald J. Boteler

Trustee since

Retired Vice President of Opera-     3

Parnasus

384 North Grand St

August 2012

tions & Continuing Education,

Funds and

Cobleskill, NY  12043

Investment Company Institute

Parnasus In-

Age:  64

come Funds

9

FAM Funds — Statement of Additional Information

INTERESTED

Position(s) Held      Principal

Number of

Other

TRUSTEES &

With Fund and

Occupation(s)

Portfolios in

Director-

OFFICERS

Length of Time

During Past

Fund Complex*   ships

Served†

5 Years

Overseen

Held by

By Trustee

Trustee

During Past

5 Years

Thomas O. Putnam***      President

Chairman,

3

None

384 North Grand St.

Since 1986;

Fenimore Asset Management

Cobleskill, NY 12043

Chairman from

Age:  68

1986-

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset Management

Cobleskill, NY  12043

2000

Age:  59

Charles Richter, Esq.

Chief Compli-

March 2005 to Present,

N/A

N/A

384 North Grand St.

ance Officer and     Chief Compliance Officer,

Cobleskill, NY 12043

Anti-Money

Fenimore Asset Manage-

Age:  56

Laundering

ment Trust.  November 2004

Compliance

to Present, Chief Compli-

Officer since

ance Officer, Fenimore Asset

2005

Management, Inc., Fenimore

Securities, Inc.

†

Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

*

“Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund.

**

The “Independent Trustees” are those Trustees that are not considered “interested persons” of the

Trust, as that term is defined in the 1940 Act.

***      Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment adviser, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee,

and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Inde-

pendent Trustees, is composed of Messrs. Boteler, Keller, Lager, McCormack, McCoy and Ms. Weidlich.

The Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit pro-

cedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent regis-

tered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2012, the

Audit Committee met twice.

10

FAM Funds — Statement of Additional Information

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs.

Boteler, Keller, Lager, McCormack, McCoy and Ms. Weidlich.  The Nominating and Corporate Governance

Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s invest-

ment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recom-

mends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance proce-

dures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders.

The Valuation Committee is composed of the Independent Trustees, Messrs. Boteler, Keller, Lager, McCor-

mack, McCoy and Ms. Weidlich.  The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures.  The Valuation Committee meets on an as-needed basis to consider valu-

ation matters submitted for their review.

For the fiscal year ended December 31, 2012, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Aggregate Dollar Range

of Equity Securities in All

Dollar Range of

Funds Overseen by Trustee

Name of Trustee

Fund Name

Equity Securities in      in Family of Investment

the Fund

Companies

INDEPENDENT

TRUSTEES

Fred “Chico” Lager      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$0 - 50,000

John J. McCormack     FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$0 - 50,000

Barbara V. Weidlich     FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    $50,001-100,000

FAM Small Cap Fund

$50,001-100,000

Kevin J. McCoy

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

$0 - 50,000

Paul Keller

FAM Value Fund

$50,001 - 100,000

Over $100,000

FAM Equity-Income Fund    $50,001 - 100,000

FAM Small Cap Fund

$50,001 - 100,000

Donald J. Boteler

FAM Value Fund

$0 - 50,000

$0 - 50,000

FAM Equity-Income Fund    $0 - 50,000

FAM Small Cap Fund

$0 - 50,000

11

FAM Funds — Statement of Additional Information

INTERESTED

TRUSTEES

Thomas O. Putnam      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

FAM Small Cap Fund

Over $100,000

Except for Thomas O. Putnam, Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding.

Trustees of the Funds not employed by Fenimore receive from the Funds a fee of $1,250 for each Board of

Trustees meeting, $12,000 annual retainer, $500 for each committee meeting, an additional fee of $1,500 for attending offsite Board of Trustee meetings, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.  The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer.  The Chairman of the Audit Committee receives an additional $1,500 annual retainer.  The

$12,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of

Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2012, the Trustees received the following compensation from the

Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds’ investment advisor:

Aggregate

Compensation from

the Funds Accrued as

Est. Annual

Total Compensation from

Part of Fund

Pension or

Benefits upon

Registrant and Fund

Name of Trustee

Expenses

Retirement Benefits

Retirement

Complex Paid to Trustees

Thomas O. Putnam

$0

$0

$0

$0

Donald J. Boteler*

$8,650

$0

$0

$8,650

Paul Keller

$17,925

$0

$0

$17,925

Fred “Chico” Lager

$18,425

$0

$0

$18,425

John J. McCormack      $23,425

$0

$0

$23,425

Kevin J. McCoy

$19,925

$0

$0

$19,925

C. Richard Pogue*

$11,350

$0

$0

$11,350

Barbara V. Weidlich      $18,425

$0

$0

$18,425

*Mr. Boteler joined the Board of Trustees in August 2012.  Mr. Pogue retired from the Board of Trustees in September 2012.

Board Oversight of Risk Management.  The Funds are subject to various risks including, among others,

investment, financial, compliance, valuation and operational risks.  Day-to-day risk management functions are included within the responsibilities of the Adviser and other service providers who carry out the Funds’

investment management and business affairs.  The Adviser and other service providers each have their own,

independent interest in risk management, and their policies and procedures for carrying out risk manage-

ment functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee.  Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, the Funds’ Chief Com-

pliance Officer (“CCO”) and from legal counsel.  The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust.  In this role, the CCO reports directly to the

Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report

12

FAM Funds — Statement of Additional Information

to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory re-

quirements. The CCO also regularly provides the Board with updates on the application of the Funds’ com-

pliance policies and procedures and how these procedures are designed to mitigate risk.  In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor.  Fenimore has adopted Proxy Voting Policies and procedures (“Proxy

Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.  The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a com-

pany), Fenimore will generally vote in the manner recommended by management.  Non-routine proposals

(such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis.  An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted.  With respect to all non-routine propos-

als and shareholder proposals, if a decision is made to consider voting in a manner other than that recom-

mended by management, the analyst/portfolio manager will make a recommendation to a committee com-

prised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) dis-

close such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii)  vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve-

month period ended June 30th is filed with the SEC on Form N-PX.  This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at http://www.famfunds.com, and (3) on the SEC’s website at

http://www.sec.gov.

13

FAM Funds — Statement of Additional Information

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of April 5, 2013, the following entities owned beneficially or of record, for their own account or the ac-

counts of their customers, more than 5% of the outstanding Investor Class shares of the Funds, as indicated:

NAME AND ADDRESS OF

NAME OF FUND

BENEFICIAL OWNER*

PERCENT OF CLASS

FAM Value Fund

National Financial Services Corp.

11.33%

200 Liberty Street 5th Floor

New York, NY  10281

Charles Schwab & Co., Inc.

FBO Schwab Customers

9.35%

101 Montgomery Street

San Francisco, CA  94104

NAME AND ADDRESS OF

NAME OF FUND

BENEFICIAL OWNER*

PERCENT OF CLASS

FAM Equity-Income Fund

Thomas & Patricia Putnam

10.41%

c/o Fenimore Asset Management

384 N Grand Street/PO Box 310

Cobleskill, NY  12043

National Financial Services Corp.

7.64%

200 Liberty Street 5th Floor

New York, NY  10281

Charles Schwab & Co., Inc.

7.56%

FBO Schwab Customers

101 Montgomery Street

San Francisco, CA  94104

NAME AND ADDRESS OF

NAME OF FUND

BENEFICIAL OWNER*

PERCENT OF CLASS

FAM Small Cap Fund

Charles Schwab & Co., Inc.

33.12%

FBO Schwab Customers

101 Montgomery Street

San Francisco, CA  94104

Fenimore Asset Management

12.92%

384 N Grand Street/PO Box 310

Cobleskill, NY  12043

Thomas & Patricia Putnam

5.40%

c/o Fenimore Asset Management

384 N Grand Street/PO Box 310

Cobleskill, NY  12043

*A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

14

FAM Funds — Statement of Additional Information

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384

North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Manage-

ment, Inc. and the sole shareholder of Fenimore Securities, Inc.

OTHER SERVICE PROVIDERS

CUSTODIAN.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the

Funds.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATIVE

AGENT.  FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the

Funds.

TRANSFER AGENT.  The Trust is registered as a transfer agent with the U.S. Securities and Exchange

Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  BBD LLP, 1835 Market Street 26th

Floor, Philadelphia, PA  19103, serves as the Funds’ independent registered public accounting firm.

FUND COUNSEL.  Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the

Trust.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986.  The

Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series of shares.  The

Trust currently consists of the three series of shares, and each series of shares consists of a single Investor

Class Shares.  The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s share-

holders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Feni-

more and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2012, 2011,

and 2010, respectively, aggregate commissions paid totaled $101,250, $155,741, and $140,787 for FAM

Value Fund. With respect to FAM Equity-Income, for the fiscal years ending December 31, 2012, 2011, and

2010, respectively, the aggregate commissions paid totaled $126,273, $75,238, and $42,803.  With respect to FAM Small Cap Fund for the fiscal year ended December 31, 2012, aggregate commissions paid totaled

$32,958. No commissions were paid by any Fund to any affiliated parties.

15

FAM Funds — Statement of Additional Information

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily,

less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President’s

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trust-

ees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years

(up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

16

FAM Funds — Statement of Additional Information

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the

Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period,

according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the

Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other un-

managed indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies,

publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Con-

sumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the

Funds during the particular time period on which the calculation is based.  Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a repre-

sentation of what may be achieved in the future.

17

FAM Funds — Statement of Additional Information

FINANCIAL STATEMENTS

The Financial Statements of the Investor Class shares of each Fund are included in the 2012 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone provided on the cover of this Statement of Additional Information.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the pur-

chase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling au-

thorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accord-

ingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “quali-

fied publicly traded partnerships,” and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or cur-

rencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable in-

come (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October

31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not dis-

tributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

18

FAM Funds — Statement of Additional Information

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in Oc-

tober, November or December of that year with a record date in such a month and paid by the Fund dur-

ing January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be pur-

chased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security,

the excess of the stated redemption price over the purchase price is “market discount”. The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the

Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eli-

gible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from cer-

tain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate shareholders.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  A shareholder will also have to satisfy a more than 60 day hold-

ing period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the

19

FAM Funds — Statement of Additional Information

benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate appli-

cable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a

Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-

term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals,

estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an indi-

vidual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital as-

sets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares dis-

posed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning

30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder.  If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will generally be subject to U.S. withholding tax of 30% (or lower treaty rate, if applicable).  If the income is effectively connected,

then the foreign shareholder will generally be taxed as a U.S. person would be.  Foreign corporate share-

holders who have effectively connected income may be subject to a branch profits tax.    Foreign share-

holders may also be subject to U.S. federal estate tax on the value of their shares.  Foreign shareholders are urged to consult their own tax advisers regarding the tax consequences applicable to them.

Effective January 1, 2014, each Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and effective Janauary 1, 2017 redemption proceeds made to certain non-U.S. entities that fail to comply or to be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to the Funds in order to enable the Funds to determine whether withholding is required.

20

FAM Funds — Statement of Additional Information

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each

Fund’s portfolio securities.  On a quarterly basis, the Funds disclose on the Trust’s website, www.famfunds.

com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown).  The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available.  A complete list of the Funds’ portfolio hold-

ings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and

N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administra-

tor, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical

Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written con-

fidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the

Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding infor-

mation for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compli-

ance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

21

PART C

OTHER INFORMATION

ITEM 28.   EXHIBITS

(a)(1)    Declaration of Trust1

(b)

By-Laws1

(c)

Not Applicable

(d)(1)    Investment Advisory Agreement between Registrant and Fenimore Asset

Management, Inc. with respect to FAM Value Fund1

(2)

Investment Advisory Agreement between Registrant and Fenimore Asset

Management, Inc. with respect to FAM Equity-Income Fund1

(3)

Investment Advisory Agreement between Registrant and Fenimore Asset

Management, Inc. with respect to FAM Small Cap Fund1

(e)

Distribution Agreement1

(f)

Not Applicable

(g)

Custodian Agreement between Registrant and Firstar Bank, N.A.1

(h)(1)    Shareholder Services Agreement1

(2)

Fund Accounting and Administrative Services Agreement1

(i)

Not Applicable

(j)

Consent of BBD, LLP (filed herewith)

(k)

Not Applicable

(l)

Not Applicable

(m)(1)   Not Applicable

(m)(2)   Dealer Agreement1

(n)

Rule 18f-3 Plan1

(p)

Codes of Ethics1

1 Filed previously and incorporated by reference herein.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH

REGISTRANT

Not Applicable.

ITEM 30.  INDEMNIFICATION

Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

Insofar   as   indemnification   for   liabilities   arising   under   the   Securities   Act   of   1933   may  be

permitted   to   trustees,   officers   and   controlling   persons   of   the   Registrant   by   the   Registrant

pursuant  to  the  Declaration  of  Trust  or  otherwise,  the  Registrant  is  aware  that  in  the  opinion  of the  Securities  and  Exchange  Commission,  such  indemnification  is  against  public  policy  as

expressed   in   the   Act   and,   therefore,   is   unenforceable.   In   the   event   that   a   claim   for

indemnification  against  such  liabilities  (other  than  the  payment  by  the  Registrant  of  expenses incurred  or  paid  by  trustees,  officers  or  controlling  persons  of  the  Registrant  in  connection  with the  successful  defense  of  any  act,  suit  or  proceeding)  is  asserted  by  such  trustees,  officers  or controlling  persons  in  connection  with  the  shares  being  registered,  the  Registrant  will,  unless  in the  opinion  of  its  counsel  the  matter  has  been  settled  by  controlling  precedent,  submit  to  a  court of  appropriate  jurisdiction  the  question  whether  such  indemnification  by  it  is  against  public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fenimore  Asset  Management,  Inc.  serves  as  the  investment  adviser  for  the  Registrant.  The business and other connections of Fenimore Asset  Management,  Inc. are set forth in the Uniform

Application    for    Investment    Adviser    Registration    ("Form    ADV")    of    Fenimore    Asset

Management,   Inc.   (801-10429)   as   currently   filed   with   the   SEC   which   is   incorporated   by

reference herein.

ITEM 32.  PRINCIPAL UNDERWRITER

Fenimore  Securities,  Inc.  serves  as  principal  underwriter  for  the  Registrant  and  is  located  at  384

North  Grand  Street,  Cobleskill,  New  York  12043.  The  Registrant  is  the  only  entity  for  which

Fenimore Securities, Inc. serves as principal underwriter.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The  accounts,  books,  and  other  documents  required  to  be  maintained  by  Registrant  pursuant  to

Section  31(a)  of  the  Investment  Company  Act  of  1940  and  rules  promulgated  thereunder  are  in the  possession  of  Fenimore  Asset  Management,  Inc.,  and  FAM  Shareholder  Services,  Inc.,  384

North Grand Street, Cobleskill, New York 12043.

ITEM 34.  MANAGEMENT SERVICES

Not Applicable.

ITEM 35.  UNDERTAKINGS

None.

SIGNATURES

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933  and  the  Investment  Company  Act  of

1940,  the  Registrant  certifies  that  it  meets  all  the  requirements  for  effectiveness  of  this  Post-

Effective  Amendment  to  its  Registration  Statement  under  Rule  485(b)  under  the  Securities  Act of  1933  and  has  duly  caused  this  Registration  Statement  to  be  signed  on  its  behalf  by  the undersigned,  thereunto  duly  authorized,  in  the  City  of  Washington  in  the  District  of  Columbia,

on this 30th day of April, 2013.

FENIMORE ASSET MANAGEMENT TRUST

By:  /s/ Thomas O. Putnam

Thomas O. Putnam, President  (1)

By:  /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE

TITLE

DATE

/s/ Thomas O. Putnam

President and Trustee

April 30, 2013

Thomas O. Putnam  (1)

(Principal Executive Officer)

/s/ Fred Lager

Trustee

April 30, 2013

Fred Lager  (2)

/s/ John J. McCormack, Jr.

Trustee

April 30, 2013

John J. McCormack, Jr.  (4)

/s/ Barbara V. Weidlich

Trustee

April 30, 2013

Barbara V. Weidlich  (4)

/s/ Kevin J. McCoy

Trustee

April 30, 2013

Kevin J. McCoy  (5)

/s/ Paul A. Keller

Trustee

April 30, 2013

Paul A. Keller  (6)

/s/ Donald J. Boteler

Trustee

April 30, 2013

Paul A. Keller  (7)

/s/ Joseph A. Bucci

Treasurer (Principal Financial and

April 30, 2013

Joseph A. Bucci  (3)

Accounting Officer)

By:

/s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 41 as filed on April 29, 2011.

(7)

Pursuant to power of attorney filed herewith.

POWER OF ATTORNEY

KNOW  ALL  MEN  BY  THESE  PRESENTS,  that  the  undersigned  constitutes  and  appoints

Joseph  A.  Bucci,  Charles  H.  Richter,  Thomas  O.  Putnam,  Patrick  W.D.  Turley  and  Stephen  T.

Cohen,  and  each  of  them,  his  true  and  lawful  attorney-in-fact  and  agent,  with  full  power  of

substitution  and  re-substitution  for  him  in  his  name,  place  and   stead,   to  sign   any  and   all

registration  statements  applicable  to  Fenimore  Asset  Management  Trust  and  any  amendments  or supplements  thereto,  and  to  file  the  same,  with  all  exhibits  thereto  and  other  documents  in

connection   therewith,   with   the   Securities   and   Exchange   Commission,   or   the   securities

administrator  of  any  jurisdiction,  granting  unto  said  attorney-in-fact  and  agent  full  power  and authority  to  do  and  perform  each  and  every  act  and  thing  requisite  and  necessary  to  be  done,  as

fully  to   all  intents   and   purposes   as  he  might  or   could  do  in-person,   hereby  ratifying  and

confirming  all  that  said  attorney-in-fact  and  agent,  or  his  or  her  substitute  or  substitutes,  may lawfully do or cause to be done by virtue hereof.

/s/ Donald J. Boteler

Donald J. Boteler

Date:     August 22, 2012

EXHIBIT INDEX

(j)

Consent of BBD, LLP